Note 14 - Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Segment Reporting [Text Block]

NOTE 12. Segment Reporting

The Company operates in one reportable segment, which is the discovery and development of oral recombinant protein vaccines, based on its proprietary oral vaccine platform. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The determination of a single business segment is consistent with the consolidated financial information regularly reviewed by the Chief Executive Officer as chief operating decision maker (the “CODM”) in assessing segment performance and deciding how to allocate resources on a consolidated basis.

The CODM uses consolidated net income (loss) to evaluate the Company’s spend and monitor budget versus actual results. The monitoring of budgeted versus actual results is used in assessing performance of the segment and in establishing resource allocation across the organization. The measure of segment assets is reported on the consolidated balance sheets as total assets.

The Company’s segment revenue, segment loss, significant segment expenses, and other segment items consist of the following (in thousands):

	Three Months Ended March 31,
	2026	2025
Revenue	$39,227	$20,876
Less:
Research and development
External program costs:
Norovirus program	48	1,556
COVID-19 program	20,393	15,718
Other programs	—	306
Preclinical research	81	399
Process Development	—	46
Internal research and development costs	8,891	12,719
General and administrative	4,641	5,067
Interest income	(551)	(437)
Non-cash interest expense related to sale of future royalties	505	997
Other segment items(A)	11	1
Provision for income taxes	29	95
Segment net income (loss)	$5,179	$(15,591)
Reconciliation of net income (loss)
Adjustments and reconciling items	—	—
Net income (loss)	$5,179	$(15,591)

(A) Other segment items included in other income (expense), net.

NOTE 14.  Segment Reporting

The Company operates in one reportable segment, which is the discovery and development of oral recombinant protein vaccines, based on its proprietary oral vaccine platform. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The determination of a single business segment is consistent with the consolidated financial information regularly reviewed by the Chief Executive Officer as chief operating decision maker (the “CODM”) in assessing segment performance and deciding how to allocate resources on a consolidated basis.

The CODM uses consolidated net income (loss) to evaluate the Company's spend and monitor budget versus actual results. The monitoring of budgeted versus actual results is used in assessing performance of the segment and in establishing resource allocation across the organization. The measure of segment assets is reported on the consolidated balance sheets as total assets.

Our segment revenue, segment loss, significant segment expenses, and other segment items consist of the following (in thousands):

	Year Ended December 31,
	2025	2024
Revenue	$237,258	$28,700
Less:
Research and development
External program costs:
Norovirus program	3,638	3,178
COVID-19 program	155,049	16,883
Other programs	345	32
Preclinical research	767	1,909
Process Development	46	271
Internal research and development costs	41,731	51,940
General and administrative	17,608	20,780
Interest income	(1,596)	(2,543)
Non-cash interest expense related to sale of future royalties	2,823	2,969
Other segment items(A)	44	(31)
Provision for income taxes	476	260
Segment net income (loss)	$16,327	$(66,948)
Reconciliation of net income (loss)
Adjustments and reconciling items	—	—
Net income (loss)	$16,327	$(66,948)

(A) Other segment items included in other income (expense), net.